Significant Related Party Transactions and Balances - Schedule of Key Management Personnel (Details) - USD ($)	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Schedule of Key Management Personnel [Abstract]
Director’s remuneration	$ 242,200	$ 114,000	$ 114,000